Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Sep. 30, 2025 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 5,695
2025	22,735
2026	21,771
2027	17,541
2028	11,782
2029 and thereafter	21,743
Net Book Value	$ 101,267